UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07989

                                           Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                             Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

865 South Figueroa Street

                             Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-1050

Date of fiscal year end:   March 31

Date of reporting period:   July 1, 2011 – June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on
Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

No series of the Metropolitan West Funds owned any voting security for which a proxy instruction for a meeting of security holders was given by the series or solicited from the series during the time the series held the security.

The following are the series of the Metropolitan West Funds:

Metropolitan West Ultra Short Bond Fund

Metropolitan West Low Duration Bond Fund

Metropolitan West Intermediate Bond Fund

Metropolitan West Total Return Bond Fund

Metropolitan West High Yield Bond Fund

Metropolitan West Unconstrained Bond Fund

Metropolitan West Strategic Income Fund

Metropolitan West AlphaTrak 500 Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Metropolitan West Funds

By (Signature and Title)* /s/ David Lippman
David Lippman, President and Principal Executive Officer (principal executive officer)

Date August 15, 2012

    *Print the name and title of each signing officer under his or her signature.